Income Taxes - Summary of Major Components of Deferred Income Tax (Recovery) Expense from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Origination and reversal of timing differences	$ (2.3)	$ (17.0)
Unrecognized tax losses and temporary differences	0.9	0.8
Change of tax rates	(2.4)	(1.7)
Recovery arising from previously unrecognized tax assets	(0.6)	(4.0)
Deferred income tax recovery	$ (4.4)	$ (21.9)